FINANCIAL INSTRUMENTS - SCHEDULE OF DERIVATIVE INSTRUMENTS IN STATEMENT OF FINANCIAL POSITION, FAIR VALUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivatives:
Gross amounts presented in the consolidated balance sheet	$ 1,881	$ 3,617
Gross amounts presented in the consolidated balance sheet	15,540	15,222
Interest Rate Swap
Derivatives:
Notional amount	863,184	919,130
Level 2 | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives:
Interest rate swap agreements that qualify as cash flow hedges	1,600	2,000
Notional amount	142,500	211,600
Carrying Value | Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	15,540	15,222
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	40,686	98,998
Restricted cash	193,273	172,383
Carrying Value | Level 1 | High-Yield Bonds
Non-Derivatives:
High-yield and 2015 Norwegian bonds	297,007	174,450
Carrying Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	1,047,781	858,082
Obligations under capital leases	143,112	150,997
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	1,881	3,617
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	89,015	56,639
Carrying Value | Level 2 | Foreign Currency Forward
Derivatives:
Gross amounts presented in the consolidated balance sheet	0	16
Carrying Value | Level 3
Non-Derivatives:
Short-term debt due to related party	0	20,000
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	40,686	98,998
Restricted cash	193,273	172,383
Fair Value | Level 1 | High-Yield Bonds
Non-Derivatives:
High-yield and 2015 Norwegian bonds	$ 298,845	$ 173,578
Derivatives:
Fair value as a percentage of face value	100.60%	99.50%
Fair Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	$ 1,047,781	$ 858,082
Obligations under capital leases	143,112	150,997
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	1,881	3,617
Gross amounts presented in the consolidated balance sheet	15,540	15,222
Fair Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Gross amounts presented in the consolidated balance sheet	89,015	56,639
Fair Value | Level 2 | Foreign Currency Forward
Derivatives:
Gross amounts presented in the consolidated balance sheet	0	16
Fair Value | Level 3
Non-Derivatives:
Short-term debt due to related party	$ 0	$ 20,000